Other Non-Current Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Sibanye Beatrix ground swap royalty	R 42	R 25
Lease liability – non-current	230	246
Provision for Harmony Education Benefit Fund	4	5
Total other non-current liabilities	R 276	R 276